Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Disclosure of revenue [line items]
Revenues		$ 1,348		$ 11,176		$ 3,045	$ 36,777
Research tax credit		1,416		1,909		3,544	4,272
Subsidies and other		0		1,530		7	1,532
Other income		1,416		3,439		3,551	5,804
Total revenues and other income		2,765		14,615		6,596	42,581
France [member]
Disclosure of revenue [line items]
Revenues		1,307	[1]	(552)	[1]	2,972	20,061
United States [member]
Disclosure of revenue [line items]
Revenues	[2]	$ 42		$ 11,728		$ 73	$ 16,716

[1]	For the three months ended June, 2022 is mainly driven by the recognition of $1.0 million related a change of control of a licensee pursuant to the terms of the license agreement with Cellectis and amendment to the license agreement
[2]	Revenues from USA concern Calyxt only.